Financial instruments-Risk management and fair value - Summary of Financial Liabilities According to Maturity Date (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 1,850,340	$ 1,724,828
Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	441,499	438,229
Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,116,099	1,019,054
More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	490,380	430,674
Loans and Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,444,303	1,425,633
Loans and Borrowings [Member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	167,759	228,272
Loans and Borrowings [Member] | Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	920,846	895,620
Loans and Borrowings [Member] | More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	449,862	425,995
Lease liability [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	238,373	178,651
Lease liability [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	106,076	89,413
Lease liability [member] | Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	195,253	123,434
Lease liability [member] | More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	40,518	4,679
Accounts payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	166,660	112,596
Accounts payable [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	166,660	112,596
Accounts payable [member] | Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Accounts payable [member] | More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable to related parties [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,004	7,948
Account payable to related parties [member] | Up to one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,004	7,948
Account payable to related parties [member] | Between 1 and 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Account payable to related parties [member] | More than 4 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	0	0
Contractual cash flow [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	2,047,978	1,887,957
Contractual cash flow [member] | Loans and Borrowings [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	1,538,467	1,549,887
Contractual cash flow [member] | Lease liability [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	341,847	217,526
Contractual cash flow [member] | Accounts payable [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	166,660	112,596
Contractual cash flow [member] | Account payable to related parties [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Non - derivative financial liabilities carrying amount	$ 1,004	$ 7,948